DERIVATIVES AND HEDGING ACTIVITES (Schedule of Net (Gains) Losses Reclassified from Accumulated Other Comprehensive Income (Loss) to Operating Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivatives not designated as hedging instruments:
Total	$ 598	$ 711	$ (2,879)
Financial expenses [Member] | SWAP [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income		380	(2,487)
Foreign exchange options and forward contracts [Member]
Derivatives designated as hedging instruments:
Gain recognized in Statements of Comprehensive Income	67
Derivatives not designated as hedging instruments:
Gain recognized in Statements of Comprehensive Income
Total	67
Foreign exchange options and forward contracts [Member] | Operating expenses [Member]
Derivatives designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	764	272	(206)
Foreign exchange options and forward contracts [Member] | Financial expenses [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	(166)	$ 59	$ (186)
SWAP [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income